Convertible Bonds	6 Months Ended
Jun. 30, 2026
Convertible Bonds [Abstract]
CONVERTIBLE BONDS

Note 8: - CONVERTIBLE BONDS

On January 16, 2026, pursuant to the amendment of the terms of the bonds, convertible bonds in the aggregate principal amount of NIS 836,842 were, voluntarily redeemed for approximately $230.